GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geograpical Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 20,592	$ 17,523
America (principally the United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,913	1,739
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	16,878	13,425
EMEA - Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	693	869
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,108	$ 1,490